Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO (a)		Compensation Actually Paid to PEO (b)				Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in thousands)	Adjusted EBITDA (in thousands)
Year	Edward H. McKay	Christopher E. French	Edward H. McKay	Christopher E. French	Average Summary Compensation Table Total for Non-PEO NEOs (c)	Average Compensation Actually Paid to Non-PEO NEOs (b)(c)	Total Shareholder Return	Peer Group Total Shareholder Return (d)
2025	$2,270,866	$3,007,359	$1,850,000	$2,596,906	$1,294,569	$1,073,571	45	131	$(32,943)	$119,139
2024	N/A	3,347,146	N/A	941,228	1,542,356	64,797	49	112	193,817	94,590
2023	N/A	3,418,824	N/A	4,013,574	1,521,884	1,922,270	83	92	6,519	90,595
2022	N/A	2,816,123	N/A	2,212,185	1,352,904	966,594	60	82	(8,379)	75,961
2021	N/A	2,420,824	N/A	1,620,948	1,050,218	810,027	97	105	1,003,537	65,726

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. McKay in in the Summary Compensation Table ("SCT") for fiscal year 2025, and for Mr. French, in the Summary Compensation Table ("SCT") for fiscal years 2025, 2024, 2023, 2022 and 2021. The PEOs for 2025 were Mr. McKay and Mr. French. Mr. French transitioned from the position of Chief Executive Officer to Executive Chairman, and Mr. McKay was promoted to the position of Chief Executive Officer, each as of September 1, 2025. The PEO for 2024, 2023, 2022 and 2021 was Mr. French. Mr. McKay's compensation for years in which he did not serve as PEO are included in the Non-PEO NEO amounts.The dollar amounts reported are the amounts of total compensation reported for our NEOs, other than our CEO. 2025 reflects compensation information for Mr. Volk, Mr. Mason, and Ms. Cheng. 2024 and 2023 reflects compensation information for Mr. McKay, Mr. Volk, Mr. Mason, and Ms. Cheng. 2022 reflects compensation information for Mr. McKay, Mr. Volk, Ms. Cheng, and Ms. Tormey. 2021 reflects compensation information for Mr. McKay, Mr. Volk, Mr. Heimbach, and Mr. Pirtle.
Peer Group Issuers, Footnote			The Peer Group selected for Total Shareholder Return comparisons is the Nasdaq Telecommunications Index.
PEO Total Compensation Amount				$ 3,347,146	$ 3,418,824	$ 2,816,123	$ 2,420,824
PEO Actually Paid Compensation Amount				941,228	4,013,574	2,212,185	1,620,948
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but rather is a value calculated under applicable SEC rules. In general, the amounts also include the year-end value of equity awards granted during the reported year and the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. Similarly, no adjustment is made for dividends as there are no dividend rights associated with the equity awards. To calculate the amounts of CAP, the following amounts were deducted from and added to (as applicable) “Total” compensation as reported in the SCT.

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($) (i)	Add Year-End Equity Value ($) (ii)	Change in Value of Prior Equity Awards ($) (ii)	Add Change in Value of Vested Equity Awards ($) (ii)	Fair Value at Vesting Date of Vested Awards Granted in Current Year (iii)	Deduction of Fair Value of Awards Granted Prior to the Current Year that were Forfeited during the current year (iv)	Compensation Actually Paid ($)
2025	Edward H. McKay	2,270,866	(1,368,867)	1,311,052	(215,114)	32,091	—	(180,028)	1,850,000
	Christopher E. French	3,007,359	(1,784,519)	845,454	(226,105)	34,777	907,370	(187,430)	2,596,906
	Other NEOs	1,294,569	(699,117)	667,908	(112,572)	12,253	—	(89,470)	1,073,571
2024	CEO	3,347,146	(1,771,704)	357,724	(732,111)	(109,337)	851,606	(1,002,096)	941,228
	Other NEOs	1,542,356	(846,409)	443,446	(530,766)	(73,236)	-	(470,594)	64,797
2023	CEO	3,418,824	(1,863,158)	1,181,899	449,205	-	826,804	—	4,013,574
	Other NEOs	1,521,884	(849,881)	972,104	252,686	25,477	-	—	1,922,270
2022	CEO	2,816,123	(1,413,938)	504,221	(270,438)	(95,559)	671,776	—	2,212,185
	Other NEOs	1,352,904	(751,994)	556,781	(161,302)	(29,795)	-	—	966,594
2021	CEO	2,420,824	(1,387,736)	583,623	(503,285)	(144,768)	652,290	—	1,620,948
	Other NEOs	1,050,218	(488,300)	399,158	(126,310)	(24,739)	-	—	810,027
_______________________________________________________
(i)Represents the grant date fair value of the equity awards as reported in the “Stock Awards” column in the SCT for each applicable year.
(ii)The fair value of equity awards reported for CAP purposes were valued at each fiscal year end during the vesting period. As discussed in “Executive Compensation – Compensation Discussion and Analysis,” the Company currently grants three types of equity awards. The RTSR PSU awards were valued via Monte Carlo Simulation, the RSU awards were valued using the market closing price of the Company's common stock, and the Strategic PSU awards were valued using the market closing price of the Company's common stock and the Company's current assessment of performance towards the underlying objectives.
(iii)For CAP purposes and this table, time-based RSUs are considered “vested” on the date of retirement eligibility. As a result, 100% of the time-based RSUs granted to the CEO were considered “vested” for fiscal years 2025, 2024, 2023, 2022 and 2021 and 100% of the time-based RSUs granted to one of the Other NEOs were considered "vested" for fiscal year 2021.
(iv)In 2025, RTSR PSUs granted February 22, 2023 and Strategic PSUs granted on February 22, 2023 failed to meet all performance conditions, resulting in vesting of less than 100% and forfeiture of a portion of the related awards. Similarly, in 2024, RTSR PSUs granted September 21, 2021, RTSR PSUs granted February 22, 2022 and Strategic PSUs granted on September 20, 2022 failed to meet all performance conditions, resulting in vesting of less than 100% and forfeiture of a portion of the related awards.

Non-PEO NEO Average Total Compensation Amount			$ 1,294,569	1,542,356	1,521,884	1,352,904	1,050,218
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,073,571	64,797	1,922,270	966,594	810,027
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but rather is a value calculated under applicable SEC rules. In general, the amounts also include the year-end value of equity awards granted during the reported year and the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. Similarly, no adjustment is made for dividends as there are no dividend rights associated with the equity awards. To calculate the amounts of CAP, the following amounts were deducted from and added to (as applicable) “Total” compensation as reported in the SCT.

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($) (i)	Add Year-End Equity Value ($) (ii)	Change in Value of Prior Equity Awards ($) (ii)	Add Change in Value of Vested Equity Awards ($) (ii)	Fair Value at Vesting Date of Vested Awards Granted in Current Year (iii)	Deduction of Fair Value of Awards Granted Prior to the Current Year that were Forfeited during the current year (iv)	Compensation Actually Paid ($)
2025	Edward H. McKay	2,270,866	(1,368,867)	1,311,052	(215,114)	32,091	—	(180,028)	1,850,000
	Christopher E. French	3,007,359	(1,784,519)	845,454	(226,105)	34,777	907,370	(187,430)	2,596,906
	Other NEOs	1,294,569	(699,117)	667,908	(112,572)	12,253	—	(89,470)	1,073,571
2024	CEO	3,347,146	(1,771,704)	357,724	(732,111)	(109,337)	851,606	(1,002,096)	941,228
	Other NEOs	1,542,356	(846,409)	443,446	(530,766)	(73,236)	-	(470,594)	64,797
2023	CEO	3,418,824	(1,863,158)	1,181,899	449,205	-	826,804	—	4,013,574
	Other NEOs	1,521,884	(849,881)	972,104	252,686	25,477	-	—	1,922,270
2022	CEO	2,816,123	(1,413,938)	504,221	(270,438)	(95,559)	671,776	—	2,212,185
	Other NEOs	1,352,904	(751,994)	556,781	(161,302)	(29,795)	-	—	966,594
2021	CEO	2,420,824	(1,387,736)	583,623	(503,285)	(144,768)	652,290	—	1,620,948
	Other NEOs	1,050,218	(488,300)	399,158	(126,310)	(24,739)	-	—	810,027
_______________________________________________________
(i)Represents the grant date fair value of the equity awards as reported in the “Stock Awards” column in the SCT for each applicable year.
(ii)The fair value of equity awards reported for CAP purposes were valued at each fiscal year end during the vesting period. As discussed in “Executive Compensation – Compensation Discussion and Analysis,” the Company currently grants three types of equity awards. The RTSR PSU awards were valued via Monte Carlo Simulation, the RSU awards were valued using the market closing price of the Company's common stock, and the Strategic PSU awards were valued using the market closing price of the Company's common stock and the Company's current assessment of performance towards the underlying objectives.
(iii)For CAP purposes and this table, time-based RSUs are considered “vested” on the date of retirement eligibility. As a result, 100% of the time-based RSUs granted to the CEO were considered “vested” for fiscal years 2025, 2024, 2023, 2022 and 2021 and 100% of the time-based RSUs granted to one of the Other NEOs were considered "vested" for fiscal year 2021.
(iv)In 2025, RTSR PSUs granted February 22, 2023 and Strategic PSUs granted on February 22, 2023 failed to meet all performance conditions, resulting in vesting of less than 100% and forfeiture of a portion of the related awards. Similarly, in 2024, RTSR PSUs granted September 21, 2021, RTSR PSUs granted February 22, 2022 and Strategic PSUs granted on September 20, 2022 failed to meet all performance conditions, resulting in vesting of less than 100% and forfeiture of a portion of the related awards.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table			Adjusted EBITDA b.Relative Total Shareholder Return c.Total Fiber Homes/Businesses Passed
Total Shareholder Return Amount			$ 45	49	83	60	97
Peer Group Total Shareholder Return Amount			131	112	92	82	105
Net Income (Loss)			$ (32,943,000)	$ 193,817,000	$ 6,519,000	$ (8,379,000)	$ 1,003,537,000
Company Selected Measure Amount			119,139,000	94,590,000	90,595,000	75,961,000	65,726,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name			Total Fiber Homes/Businesses Passed
Edward H McKay [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,270,866
PEO Actually Paid Compensation Amount			1,850,000
PEO Name	Mr. McKay
Christopher E French [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,007,359	$ 3,347,146	$ 3,418,824	$ 2,816,123	$ 2,420,824
PEO Actually Paid Compensation Amount			2,596,906	941,228	4,013,574	2,212,185	1,620,948
PEO Name		Mr. French
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,771,704)	(1,863,158)	(1,413,938)	(1,387,736)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				357,724	1,181,899	504,221	583,623
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(732,111)	449,205	(270,438)	(503,285)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				851,606	826,804	671,776	652,290
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(109,337)	0	(95,559)	(144,768)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,002,096)	0	0	0
PEO | Edward H McKay [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,368,867)
PEO | Edward H McKay [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,311,052
PEO | Edward H McKay [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(215,114)
PEO | Edward H McKay [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Edward H McKay [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,091
PEO | Edward H McKay [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(180,028)
PEO | Christopher E French [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,784,519)
PEO | Christopher E French [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			845,454
PEO | Christopher E French [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(226,105)
PEO | Christopher E French [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			907,370
PEO | Christopher E French [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			34,777
PEO | Christopher E French [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(187,430)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(699,117)	(846,409)	(849,881)	(751,994)	(488,300)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			667,908	443,446	972,104	556,781	399,158
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(112,572)	(530,766)	252,686	(161,302)	(126,310)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,253	(73,236)	25,477	(29,795)	(24,739)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (89,470)	$ (470,594)	$ 0	$ 0	$ 0